Taxation - Summary of Components of Deferred Tax Assets/(Liabilities) (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	¥ 5,873	¥ 5,624	¥ 6,198
Credited/(charged) to the statement of income	(6)	1,540	556
(Charged)/credited to other comprehensive income	(2)	13	(1,130)
Reclassification of current tax payable		(1,304)
Ending balance	5,865	5,873	5,624
Allowance for doubtful debts [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	1,553	1,431	1,295
Credited/(charged) to the statement of income	50	122	136
Ending balance	1,603	1,553	1,431
Unrecognized revaluation surplus on prepayments for the leasehold land determined under PRC regulations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	1,451	1,504	1,556
Credited/(charged) to the statement of income	(48)	(53)	(52)
Ending balance	1,403	1,451	1,504
Deductible tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	2,433
Credited/(charged) to the statement of income	(189)	2,433
Ending balance	2,244	2,433
Accruals of expenses not yet deductible for tax purpose [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	1,693	1,221	833
Credited/(charged) to the statement of income	861	472	388
Ending balance	2,554	1,693	1,221
Unrealized income from the transactions with Tower Company [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	787	877
Credited/(charged) to the statement of income	(90)	(90)	877
Ending balance	697	787	877
Accelerated depreciation of property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(2,243)	(992)	(696)
Credited/(charged) to the statement of income	(1,627)	(1,251)	(296)
Ending balance	(3,870)	(2,243)	(992)
Gain from Tower Assets disposal [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(1,118)
Credited/(charged) to the statement of income	373	186
Reclassification of current tax payable		(1,304)
Ending balance	(745)	(1,118)
Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	1,317	1,583	3,210
Credited/(charged) to the statement of income	664	(279)	(497)
(Charged)/credited to other comprehensive income	(2)	13	(1,130)
Ending balance	¥ 1,979	¥ 1,317	¥ 1,583